Note 7 - Accounts and Other Receivables and Concentrations of Credit Risk (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	2016	2015
Trade	$18,420	$—
Other	184,596	10,439
Total	$203,016	$10,439